Related Parties Balances and Transactions	12 Months Ended
Sep. 30, 2025
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 16 — RELATED PARTIES BALANCES AND TRANSACTIONS

Due to a related party

Due to a related party amounted to $1,058,818 and $362,550 as of September 30, 2025 and 2024, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from related parties

For the years ended September 30, 2025, 2024 and 2023, the Company earned revenue from related parties of nil, $86,582 and $310,465, respectively, which was generated from the Company’s providing educational management consulting service to certain kindergartens owned by the Company’s CEO and his wife.

Guarantee provided by related parties

Several related parties guaranteed the repayment of the Company’s bank loans. (See Note 13)